Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 81,000	$ 23,000	$ 18,000